10. OTHER EXPENSES (Tables) (123113 Annual Restatement [Member])	12 Months Ended
Dec. 31, 2013
123113 Annual Restatement [Member]
Other Expenses
	For the Year Ended December 31,
	2012	2013

Other expenses
Computer and internet	$4,846	$4,060
Telephone	1,281	1,214
Other	1,127	1,137
	$7,254	$6,411